Employee Benefits and Private Pension Plan - Sensitivity analysis (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 26,978
Change in assumptions	1.00%
Increase in liability	R$ 33,577
Salary growth rate [member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 399
Change in assumptions	1.00%
Increase in liability	R$ 432
Medical services growth rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 24,871
Change in assumptions	1.00%
Increase in liability	R$ 30,738